Fees Summary	Apr. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,496,000
Previously Paid Amount	0.00
Total Fee Amount	1,587.60
Total Offset Amount	0.00
Net Fee	1,587.60
Narrative - Max Aggregate Offering Price	$ 11,496,000
Final Prospectus	true